CONTRACTUAL COMMITMENTS AND CONTINGENCIES - Contractual Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital commitments
Acquisition of tangible assets contracted for	$ 224	$ 141	$ 178
Acquisition of tangible assets not contracted for	345	392	259
Capital commitments	569	533	437
Purchase obligations [Abstract]
Purchase obligations	1,235	699	1,011
Within one year
Purchase obligations [Abstract]
Purchase obligations	640	428	436
- thereafter
Purchase obligations [Abstract]
Purchase obligations	595	271	575
Total for all joint ventures
Capital commitments
Capital commitments	0	0	0
Non-sustaining capital
Capital commitments
Capital commitments	289	314	194
Non-sustaining capital | Within one year
Capital commitments
Capital commitments	289	240	155
Non-sustaining capital | - thereafter
Capital commitments
Capital commitments	0	74	39
Sustaining capital
Capital commitments
Capital commitments	280	219	243
Sustaining capital | Within one year
Capital commitments
Capital commitments	280	205	243
Sustaining capital | - thereafter
Capital commitments
Capital commitments	$ 0	$ 14	$ 0